Future Minimum Time Charter Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Time Charter Revenue
2015	$ 50,471
2016	30,929
2017	31,744
2018	31,152
2019	31,167
Thereafter	164,024
Total	$ 339,487